[LETTERHEAD OF CLIFFORD CHANCE US LLP]

March 28, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PowerShares Exchange-Traded Fund Trust
Securities Act File No. 333-102228
Post-Effective Amendment No. 170
Investment Company Act File No. 811-21265
Amendment No. 172

Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 170 (the “Amendment”) to the Trust’s Registration Statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 172 under the Investment Company Act of 1940, as amended, on Form N-1A, relating to the PowerShares NASDAQ Internet Portfolio.

This filing is made pursuant to Rule 485(a) under the 1933 Act. We anticipate making a subsequent filing to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going effective. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss